Vanguard Municipal Low Duration Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Short Municipal Debt Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.87%	1.24%	1.18%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	1.64%	1.23%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	1.24%	0.86%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	1.24%	0.86%